PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	Rp 11,414		Rp 10,272		$ 741
Others	41		35	Rp 31
Pension and other post-employment benefits (Note 29)	1,764		1,585	1,680
Defined benefit plan acturial gain (loss) - net of tax	(1,412)		1,612	2,168
Deferred tax effect at the applicable tax rates	23		(148)	(213)
Defined benefit plan actuarial (gain) losses - net of tax	(1,389)	$ (90)	1,464	1,955
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1,005		928
Pension and other post-employment benefits (Note 29)	217		78	254
Defined benefit plan acturial gain (loss) - net of tax	41		13	42
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1,470
Pension and other post-employment benefits (Note 29)	205		213	263
Defined benefit plan acturial gain (loss) - net of tax	(1,265)		851	1,032
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	244		268
Pension and other post-employment benefits (Note 29)	22		25	23
Defined benefit plan acturial gain (loss) - net of tax	(2)		14	2
Long Service Employee Benefit
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1		1
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	8,694		9,075
Pension and other post-employment benefits (Note 29)	1,319		1,268	1,137
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,726		4,275
Pension and other post-employment benefits (Note 29)	633		596	331
Defined benefit plan acturial gain (loss) - net of tax	91		218	(110)
Periodic pension benefit cost | Others.
Disclosure of defined benefit plans [line items]
Defined benefit plan acturial gain (loss) - net of tax	0		1	(3)
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	3,666		4,234
Pension and other post-employment benefits (Note 29)	629		577	732
Defined benefit plan acturial gain (loss) - net of tax	(524)		467	1,123
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	44		44
Pension and other post-employment benefits (Note 29)	3		37
Defined benefit plan acturial gain (loss) - net of tax	1		(7)	0
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	258		522
Pension and other post-employment benefits (Note 29)	54		58	74
Defined benefit plan acturial gain (loss) - net of tax	Rp 246		Rp 55	Rp 82